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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2011

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):    [ ]  is a restatement.
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Blue Harbour Group, LP
Address:     646 Steamboat Rd.
             Greenwich, Connecticut 06830

Form  13F  File Number: 028-11705

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Clifton S. Robbins
Title:         Chief Executive Officer
Phone:         203-422-6565

Signature, Place, and Date of Signing:


/s/ Clifton S. Robbins     Greenwich, Connecticut             May 16, 2011
-----------------------    ----------------------          -----------------
      [Signature]               [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                0
                                                           --------

Form 13F Information Table Entry Total:                          16
                                                           --------

Form 13F Information Table Value Total:                    $611,928
                                                           --------
                                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.         Form 13F File Number        Name
     ------      ------------------------    --------------

     None.

                                                  Blue Harbour Group, LP
                                                Form 13F Information Table
                                               Quarter ended March 31, 2011

                          TITLE OF             VALUE      SHRS or   SH/  PUT/  INV   OTHR
NAME OF ISSUER            CLASS       CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCR MNGRS SOLE  SHARED  NONE
------------------------  --------  ---------  --------  ---------  ---  ----  ----- ----- ----  ------  ----
BALLY TECHNOLOGIES INC    COM       05874B107   20,942     553,300  SH         SOLE          x
BLUE COAT SYSTEMS INC     COM NEW   09534T508    7,984     283,511  SH         SOLE          x
CACI INTL INC             CL A      127190304  104,486   1,703,954  SH         SOLE          x
CHEMTURA CORP             COM NEW   163893209    9,460     550,000  SH         SOLE          x
CORELOGIC INC             COM       21871D103   50,329   2,720,478  SH         SOLE          x
EMPLOYERS HOLDINGS INC    COM       292218104   17,997     871,082  SH         SOLE          x
FEI CO                    COM       30241L109   52,536   1,557,996  SH         SOLE          x
FTI CONSULTING INC        COM       302941109   62,565   1,632,285  SH         SOLE          x
GSI COMMERCE INC          COM       36238G102   21,061     719,535  SH         SOLE          x
JACK IN THE BOX INC       COM       466367109   65,466   2,886,494  SH         SOLE          x
LIFE TECHNOLOGIES CORP    COM       53217V109   10,484     200,000  SH         SOLE          x
ONEOK INC NEW             COM       682680103   23,492     351,261  SH         SOLE          x
PHILLIPS VAN HEUSEN CORP  COM       718592108   50,398     775,000  SH         SOLE          x
SAVVIS INC                COM NEW   805423308   71,702   1,933,196  SH         SOLE          x
VALUECLICK INC            COM       92046N102   35,486   2,455,797  SH         SOLE          x
VERINT SYS INC            COM       92343X100    7,540     210,384  SH         SOLE          x

                                               611,928